Per Share Data (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Per Share Data
Net Income attributable to Common Stockholders - Basic	$ 362,929	$ 274,000	$ 205,121	$ 179,412	$ 217,923	$ 230,624	$ 152,504	$ 9,373	$ 91,543	$ 105,547	$ (20,760)	$ 106,768	$ 1,021,462	$ 610,424	$ 283,098
Effect of dilutive securities:
Impact to General Partner's interest in Operating Partnership from all dilutive securities and options													39	97	50
Net Income attributable to Common Stockholders - Diluted													$ 1,021,501	$ 610,521	$ 283,148
Weighted Average Shares Outstanding - Basic	293,821,920	293,735,663	293,367,771	293,080,205	292,931,101	292,830,418	292,323,804	286,124,631	283,967,587	281,430,338	268,289,545	235,908,551	293,504,064	291,076,008	267,054,946
Effect of stock options (in shares)													69,408	274,460	315,897
Effect of contingently issuable shares from stock dividends															1,101,307
Weighted Average Shares Outstanding - Diluted (in shares)	293,832,555	293,758,135	293,402,353	293,290,496	293,160,767	293,089,128	292,613,735	286,438,373	284,595,548	282,474,292	268,289,545	236,128,461	293,573,472	291,350,468	268,472,150
Dividends paid per common share													$ 3.50	$ 2.60	$ 2.70
Percent taxable as ordinary income													98.30%	53.82%	99.30%
Percent taxable as long-term capital gains													1.70%	39.68%	0.70%
Percent nontaxable as return of capital														6.50%
Total percentage of dividends paid													100.00%	100.00%	100.00%